FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details Textual)	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications, Recorded Investment	$ 4,349,000
Financing Receivable Modifications Specified Reserves	$ 76,000